Other receivables (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Other Receivables Disclosure [Abstract]
Security deposit for auction	$ 3,236,000
Receivables from an unrelated company	103,554	1,099,910
Advances to employees	18,843	117,394
Interest receivable	974,290	193,119
Miscellaneous	1,683	1,585
Total	$ 4,334,370	$ 1,412,008